Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Based Compensation [Abstract]
Share Based Compensation

12) Share Based Compensation

We estimate the fair value of our stock options using the Black-Scholes option pricing model. This requires the input of subjective assumptions, including the fair value of our underlying common stock, the expected term of stock options, the expected volatility of the price of our common stock, risk-free interest rates, and the expected dividend yield of our common stock, the most critical of which, prior to our IPO, was the estimated fair value of common stock. The assumptions used in our option pricing model represent our best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our stock-based compensation expense could be materially different in the future. The resulting fair value, net of actual forfeitures, is recognized on a straight-line basis over the period during which an employee is required to provide service in exchange for the award

These assumptions used in the Black-Scholes option pricing model, other than the fair value of our common stock, are estimated as follows:

●	Expected volatility. Since a public market for our common stock did not exist prior to our IPO in October 2021 and, therefore, we do not have an extensive trading history of our common stock, we estimated the expected volatility based on the volatility of similar publicly-held entities (guideline companies) over a period equivalent to the expected term of the awards. In evaluating the similarity of guideline companies to us, we considered factors such as industry, stage of life cycle, size, and financial leverage. We intend to continue to consistently apply this process using the same or similar guideline companies to estimate the expected volatility until sufficient historical information regarding the volatility of the share price of our common stock becomes available.

●	Expected term. We estimate the expected term using the simplified method, as we do not have sufficient historical exercise activity to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The simplified method calculates the average period the stock options are expected to remain outstanding as the midpoint between the vesting date and the contractual expiration date of the award.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for maturities corresponding with the expected term of the option.

●	Expected dividend yield. We have never declared or paid any dividends and do not presently plan to pay dividends in the foreseeable future. Consequently, we use an expected dividend yield of zero.

We are required to estimate the fair value of the common stock underlying our stock-based awards when performing fair value calculations

Historically for all periods prior to our IPO, given the absence of a public trading market for our common stock, and in accordance with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held Company Equity Securities Issued as Compensation, we exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of our common stock including:

●	contemporaneous valuations performed at periodic intervals by unrelated third-party specialists

●	our actual operating and financial performance.

●	relevant precedent transactions involving our capital stock;

●	likelihood of achieving a liquidity event, such as an initial public offering or a sale of our company given prevailing market conditions and the nature and history of our business;

●	market multiples of comparable companies in our industry;

●	stage of development.

●	industry information such as market size and growth;

●	illiquidity of stock-based awards involving securities in a private company; and

In valuing our common stock prior to our IPO, our board of directors determined the enterprise value of our company using both the income approach and market approach valuation methods. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate based on the cost of capital at a company’s stage of development. The market approach estimates value based on a comparison of the subject company to comparable public companies in a similar line of business. From the comparable companies, a representative market value multiple is determined and then applied to the subject company’s financial results to estimate the enterprise value of the subject company.

A summary of option activity under the employee share option plan as of December 31, 2022, and changes during the year then period is presented below.

Schedule of stock option activity

	Options		Shares of Stock
	No. of Options	Weighted Average Price	No. of Shares	Weighted Average Price	Total
Balance available under the plan as at December 31, 2022	208,514	—	—	—	208,514
Additions to the plan	200,000				200,000
Incentive Stock Options (ISO)		—	—	—
Non-Qualified Stock Options (NSO)	88,076	3.6	—	—	88,076
Cancelled/expired/exercised	12,386	4.0	—	—	12,386
Balance available under the plan as of March 31, 2023	332,824	—	—	—	332,824
Cancelled/expired/exercised	11,226	3.6	—	—	11,226
Issued	70,000	3.9	—	—	70,000
Balance available under the plan as of June 30, 2023	274,050	—			274,050
Cancelled/expired/exercised	125,956	4.3	—	—	4,786
Issued	25,000	4.6	—	—	25,000
Balance available under the plan as of September 30, 2023	375,006	—	—	—	375,006

The following table summarizes the activities for our unvested options for the quarter ended September 30, 2023

Schedule of unvested options

	Number of options	Weighted average Grant Date Fair Value Per Option
Unvested on December 31, 2022	69,600	5.3
Granted	88,076	3.6
Vested	(54,663)	5.1
Forfeited	—	—
Unvested on March 31, 2023	103,013	4.0
Granted	—	—
Vested	(18,657)	6.4
Forfeited	—	—
Unvested on June 30, 2023	84,356	3.7
Granted	52,042	3.9
Vested	—	—
Forfeited	—	—
Unvested on September 30, 2023	136,398	4.0

The weighted-average grant date fair value of options granted during the quarter ended September 30, 2023 was $3.9 and $3.6 during the quarter ended September 30, 2022. The fair value as of the respective vesting dates of options that vested during the quarter ended September 30, 2023, was $0 and $278 during the quarter ended September 30, 2022.

As of September 30, 2023, there was $546 of unrecognized share-based compensation expense related to unvested options. This unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately two years based on vesting under the award service conditions.

Schedule of assumptions

Fair value assumptions	2023	2022
Expected volatility	45%-52%	45%-52%
Expected terms (in years)	4	3
Risk-free interest rate	4.60%-5.46%	1.48%-2.18%
Dividend yield	0%	0%

14) Share Based Compensation

We estimate the fair value of our stock options using the Black-Scholes option pricing model. This requires the input of subjective assumptions, including the fair value of our underlying common stock, the expected term of stock options, the expected volatility of the price of our common stock, risk-free interest rates, and the expected dividend yield of our common stock, the most critical of which, prior to our IPO, was the estimated fair value of common stock. The assumptions used in our option pricing model represent our best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, our stock-based compensation expense could be materially different in the future. The resulting fair value, net of actual forfeitures, is recognized on a straight-line basis over the period during which an employee is required to provide service in exchange for the award.

These assumptions used in the Black-Scholes option pricing model, other than the fair value of our common stock, are estimated as follows:

●	Expected volatility. Since a public market for our common stock did not exist prior to our IPO in July 2020 and, therefore, we do not have an extensive trading history of our common stock, we estimated the expected volatility based on the volatility of similar publicly-held entities (guideline companies) over a period equivalent to the expected term of the awards. In evaluating the similarity of guideline companies to us, we considered factors such as industry, stage of life cycle, size, and financial leverage. We intend to continue to consistently apply this process using the same or similar guideline companies to estimate the expected volatility until sufficient historical information regarding the volatility of the share price of our common stock becomes available.

●	Expected term. We estimate the expected term using the simplified method, as we do not have sufficient historical exercise activity to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The simplified method calculates the average period the stock options are expected to remain outstanding as the midpoint between the vesting date and the contractual expiration date of the award.

●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for maturities corresponding with the expected term of the option.

●	Expected dividend yield. We have never declared or paid any dividends and do not presently plan to pay dividends in the foreseeable future. Consequently, we use an expected dividend yield of zero.

We are required to estimate the fair value of the common stock underlying our stock-based awards when performing fair value calculations

Historically for all periods prior to our IPO, given the absence of a public trading market for our common stock, and in accordance with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held Company Equity Securities Issued as Compensation, we exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of our common stock including:

●	contemporaneous valuations performed at periodic intervals by unrelated third-party specialists

●	contemporaneous valuations performed at periodic intervals by unrelated third-party specialists

●	our actual operating and financial performance.

●	relevant precedent transactions involving our capital stock;

●	likelihood of achieving a liquidity event, such as an initial public offering or a sale of our company given prevailing market conditions and the nature and history of our business;

●	market multiples of comparable companies in our industry;

●	stage of development.

●	industry information such as market size and growth;

●	illiquidity of stock-based awards involving securities in a private company; and

●	macroeconomic conditions.

In valuing our common stock prior to our IPO, our board of directors determined the enterprise value of our company using both the income approach and market approach valuation methods. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate based on the cost of capital at a company’s stage of development. The market approach estimates value based on a comparison of the subject company to comparable public companies in a similar line of business. From the comparable companies, a representative market value multiple is determined and then applied to the subject company’s financial results to estimate the enterprise value of the subject company.

A summary of option activity under the employee share option plan as of December 31, 2022, and changes during the year then ended is presented below.

	Options		Shares of Stock
	No. of Options	Weighted Average Price	No. of Shares	Weighted Average Price	Total
Balance available under the plan on December 31, 2021	2,186,500	—	—	—	2,186,500
Incentive Stock Options (ISO)	449,701	$0.28			449,701
Non-Qualified Stock Options (NSO)	255,000	$0.19			255,000
Cancelled/expired	603,337				603,337
Balance outstanding on December 31, 2022	1,914,864				1,914,864
Balance available under the plan on December 31,2022	2,085,136				2,085,136

The following table summarizes the activities for our unvested options for the year ended December 31, 2022

	Number of Shares	Weighted average Grant Date Fair Value Per Share
Unvested on December 31, 2021	1,562,500	0.49
Granted	704,701	0.29
Vested	(944,000)	0.38
Forfeited	(627,201)	0.42
Unvested on December 31,2022	696,000	0.53

The weighted-average grant date fair value of options granted in the years ended December 31, 2022 and 2021 was $0.29 and $0.40, respectively. The fair value as of the respective vesting dates of options that vested during the years ended December 31, 2022, 2021, was $257 and $66, respectively.

As of December 31, 2022, there was $121 of unrecognized share-based compensation expense related to unvested options. This unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately two years based on vesting under the award service conditions.

The company issued and valued options using the Black-Scholes model for all 2022 and 2021 issuances with the following significant assumptions

Fair value assumptions	2022	2021
Expected volatility	45%-52%	45%-52%
Expected terms (in years)	3	4
Risk-free interest rate	1.48%-2.18%	1.48%-2.18%
Dividend Yield	0%	0%

The Company recognized compensation expenses related to stock options of $257 during the year ended December 31, 2022 and $66 for the year ended December 31, 2021.